Commitments & Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Schedule of future minimum lease commitments under operating leases
Years Ending December 31,
2021	$638,586
2022	218,168
Total undiscounted operating lease payments	856,754
Less: imputed interest	(85,176)
Present value of operating lease liability	$771,578

Weighted-average remaining lease term (years)	1.25
Weighted-average remaining discount rate	15%